Non-life and Life and Health Reserves - Claims development (Details) - Non Life - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Claims Development [Line Items]
Net incurred losses and loss expenses	$ 28,314,605
Net paid losses and loss expenses	18,981,132
Net reserves for accident years and exposures included in the triangles	9,333,473
All outstanding liabilities before accident year 2013, net of reinsurance	1,239,090
Net liability at end of year	10,572,563
Total of IBNR plus expected development on reported claims	$ 6,203,312
Average annual percentage payout of incurred claims by age:
Year One	13.00%
Year Two	33.00%
Year Three	15.00%
Year Four	10.00%
Year Five	6.00%
Year Six	4.00%
Year Seven	3.00%
Year Eight	2.00%
Year Nine	1.00%
Year Ten	1.00%
2013
Claims Development [Line Items]
Net incurred losses and loss expenses	$ 2,242,254	$ 2,262,098	$ 2,276,767	$ 2,301,835	$ 2,313,004	$ 2,787,608	$ 3,277,749	$ 2,400,977	$ 2,722,788	$ 2,664,745
Net paid losses and loss expenses	2,146,574	2,121,980	2,097,390	2,061,865	1,997,543	1,900,282	1,771,134	1,577,293	1,237,315	267,413
Total of IBNR plus expected development on reported claims	23,890
2014
Claims Development [Line Items]
Net incurred losses and loss expenses	2,232,454	2,262,546	2,277,135	2,315,021	2,353,759	2,349,869	2,368,967	2,514,200	2,481,720
Net paid losses and loss expenses	2,196,720	2,164,676	2,118,939	2,044,804	1,946,054	1,810,171	1,594,146	1,291,273	336,270
Total of IBNR plus expected development on reported claims	35,019
2015
Claims Development [Line Items]
Net incurred losses and loss expenses	2,432,324	2,451,141	2,475,960	2,520,182	2,550,830	2,527,784	2,611,184	2,502,854
Net paid losses and loss expenses	2,198,481	2,142,234	2,067,935	1,959,722	1,798,537	1,564,173	1,159,655	306,562
Total of IBNR plus expected development on reported claims	89,338
2016
Claims Development [Line Items]
Net incurred losses and loss expenses	2,476,383	2,484,069	2,467,920	2,486,199	2,516,126	2,559,851	2,451,204
Net paid losses and loss expenses	2,211,977	2,123,169	2,030,728	1,893,694	1,627,697	1,272,443	321,351
Total of IBNR plus expected development on reported claims	130,477
2017
Claims Development [Line Items]
Net incurred losses and loss expenses	2,658,571	2,663,904	2,651,730	2,698,916	2,801,179	2,549,737
Net paid losses and loss expenses	2,314,529	2,195,236	2,072,838	1,804,959	1,421,140	394,394
Total of IBNR plus expected development on reported claims	179,473
2018
Claims Development [Line Items]
Net incurred losses and loss expenses	3,009,359	2,972,766	2,969,810	2,974,243	2,596,552
Net paid losses and loss expenses	2,283,931	2,093,543	1,811,055	1,276,542	271,827
Total of IBNR plus expected development on reported claims	387,763
2019
Claims Development [Line Items]
Net incurred losses and loss expenses	3,523,443	3,510,991	3,519,556	2,931,280
Net paid losses and loss expenses	2,341,116	1,961,928	1,438,793	462,939
Total of IBNR plus expected development on reported claims	681,501
2020
Claims Development [Line Items]
Net incurred losses and loss expenses	3,499,097	3,586,462	4,186,395
Net paid losses and loss expenses	1,805,063	1,277,034	480,122
Total of IBNR plus expected development on reported claims	976,332
2021
Claims Development [Line Items]
Net incurred losses and loss expenses	2,829,876	2,880,141
Net paid losses and loss expenses	1,088,143	373,191
Total of IBNR plus expected development on reported claims	1,580,019
Short-Duration Insurance Contract, Accident Year 2022
Claims Development [Line Items]
Net incurred losses and loss expenses	3,410,844
Net paid losses and loss expenses	394,598
Total of IBNR plus expected development on reported claims	2,119,500
Property
Claims Development [Line Items]
Net incurred losses and loss expenses	7,390,912
Net paid losses and loss expenses	5,457,671
Net reserves for accident years and exposures included in the triangles	1,933,241
All outstanding liabilities before accident year 2013, net of reinsurance	122,792
Net liability at end of year	2,056,033
Total of IBNR plus expected development on reported claims	$ 959,162
Average annual percentage payout of incurred claims by age:
Year One	15.00%
Year Two	47.00%
Year Three	16.00%
Year Four	6.00%
Year Five	2.00%
Year Six	1.00%
Year Seven	1.00%
Year Eight	0.00%
Year Nine	0.00%
Year Ten	0.00%
Property | 2013
Claims Development [Line Items]
Net incurred losses and loss expenses	$ 485,091	487,571	489,268	490,699	492,673	500,527	505,636	519,883	560,072	622,984
Net paid losses and loss expenses	479,578	479,023	479,094	477,180	472,517	469,346	453,191	419,541	320,510	90,086
Total of IBNR plus expected development on reported claims	421
Property | 2014
Claims Development [Line Items]
Net incurred losses and loss expenses	444,808	447,894	447,816	450,487	452,907	458,609	463,409	488,446	469,568
Net paid losses and loss expenses	445,375	444,798	442,581	438,152	432,567	423,339	395,102	323,309	95,013
Total of IBNR plus expected development on reported claims	588
Property | 2015
Claims Development [Line Items]
Net incurred losses and loss expenses	523,475	525,203	519,568	524,147	528,106	537,792	565,816	537,193
Net paid losses and loss expenses	501,524	498,557	489,195	481,879	469,036	435,539	330,876	85,015
Total of IBNR plus expected development on reported claims	1,175
Property | 2016
Claims Development [Line Items]
Net incurred losses and loss expenses	623,593	624,375	622,562	625,873	644,349	681,050	663,490
Net paid losses and loss expenses	609,257	604,980	595,159	579,381	538,988	446,804	132,914
Total of IBNR plus expected development on reported claims	2,622
Property | 2017
Claims Development [Line Items]
Net incurred losses and loss expenses	910,105	915,166	923,025	952,613	1,022,186	971,607
Net paid losses and loss expenses	870,638	862,942	853,945	805,627	694,240	214,026
Total of IBNR plus expected development on reported claims	3,934
Property | 2018
Claims Development [Line Items]
Net incurred losses and loss expenses	766,591	778,867	799,735	820,675	805,960
Net paid losses and loss expenses	687,439	666,919	628,458	494,608	81,830
Total of IBNR plus expected development on reported claims	10,844
Property | 2019
Claims Development [Line Items]
Net incurred losses and loss expenses	711,928	720,079	782,453	703,097
Net paid losses and loss expenses	586,587	545,163	426,566	78,527
Total of IBNR plus expected development on reported claims	45,376
Property | 2020
Claims Development [Line Items]
Net incurred losses and loss expenses	1,061,772	1,070,935	1,252,575
Net paid losses and loss expenses	681,851	515,030	115,165
Total of IBNR plus expected development on reported claims	134,726
Property | 2021
Claims Development [Line Items]
Net incurred losses and loss expenses	918,629	919,517
Net paid losses and loss expenses	491,546	121,453
Total of IBNR plus expected development on reported claims	202,188
Property | Short-Duration Insurance Contract, Accident Year 2022
Claims Development [Line Items]
Net incurred losses and loss expenses	944,920
Net paid losses and loss expenses	103,876
Total of IBNR plus expected development on reported claims	557,288
Casualty
Claims Development [Line Items]
Net incurred losses and loss expenses	9,352,855
Net paid losses and loss expenses	4,739,470
Net reserves for accident years and exposures included in the triangles	4,613,385
All outstanding liabilities before accident year 2013, net of reinsurance	1,023,715
Net liability at end of year	5,637,100
Total of IBNR plus expected development on reported claims	$ 3,731,440
Average annual percentage payout of incurred claims by age:
Year One	8.00%
Year Two	14.00%
Year Three	13.00%
Year Four	13.00%
Year Five	12.00%
Year Six	9.00%
Year Seven	7.00%
Year Eight	5.00%
Year Nine	3.00%
Year Ten	3.00%
Casualty | 2013
Claims Development [Line Items]
Net incurred losses and loss expenses	$ 678,905	691,195	695,346	714,114	726,420	732,716	734,732	757,402	853,023	747,448
Net paid losses and loss expenses	578,496	558,218	533,983	510,855	470,029	410,241	339,320	260,249	152,575	49,468
Total of IBNR plus expected development on reported claims	19,235
Casualty | 2014
Claims Development [Line Items]
Net incurred losses and loss expenses	739,605	753,383	766,415	791,768	826,000	810,349	814,622	848,698	804,571
Net paid losses and loss expenses	654,893	631,367	594,035	536,883	470,964	387,182	292,152	189,458	69,119
Total of IBNR plus expected development on reported claims	28,354
Casualty | 2015
Claims Development [Line Items]
Net incurred losses and loss expenses	714,608	726,451	751,652	770,242	803,497	761,091	783,275	699,327
Net paid losses and loss expenses	667,748	627,964	577,907	505,067	398,790	303,213	184,520	73,252
Total of IBNR plus expected development on reported claims	76,827
Casualty | 2016
Claims Development [Line Items]
Net incurred losses and loss expenses	747,402	750,268	740,047	747,814	767,366	756,954	670,767
Net paid losses and loss expenses	586,050	520,069	455,982	369,651	244,560	140,081	28,304
Total of IBNR plus expected development on reported claims	103,979
Casualty | 2017
Claims Development [Line Items]
Net incurred losses and loss expenses	720,732	716,862	709,881	720,966	743,114	621,095
Net paid losses and loss expenses	488,164	411,806	334,296	246,615	157,792	55,617
Total of IBNR plus expected development on reported claims	136,389
Casualty | 2018
Claims Development [Line Items]
Net incurred losses and loss expenses	920,169	903,353	895,978	905,491	767,559
Net paid losses and loss expenses	532,717	425,887	323,510	201,190	59,105
Total of IBNR plus expected development on reported claims	258,229
Casualty | 2019
Claims Development [Line Items]
Net incurred losses and loss expenses	1,273,687	1,272,980	1,226,210	999,955
Net paid losses and loss expenses	580,304	430,192	274,821	100,639
Total of IBNR plus expected development on reported claims	519,757
Casualty | 2020
Claims Development [Line Items]
Net incurred losses and loss expenses	1,094,890	1,115,751	1,344,430
Net paid losses and loss expenses	304,592	176,740	112,281
Total of IBNR plus expected development on reported claims	624,521
Casualty | 2021
Claims Development [Line Items]
Net incurred losses and loss expenses	967,726	1,013,896
Net paid losses and loss expenses	225,846	80,434
Total of IBNR plus expected development on reported claims	920,590
Casualty | Short-Duration Insurance Contract, Accident Year 2022
Claims Development [Line Items]
Net incurred losses and loss expenses	1,495,131
Net paid losses and loss expenses	120,660
Total of IBNR plus expected development on reported claims	1,043,559
Specialty
Claims Development [Line Items]
Net incurred losses and loss expenses	11,570,838
Net paid losses and loss expenses	8,783,991
Net reserves for accident years and exposures included in the triangles	2,786,847
All outstanding liabilities before accident year 2013, net of reinsurance	92,583
Net liability at end of year	2,879,430
Total of IBNR plus expected development on reported claims	$ 1,512,710
Average annual percentage payout of incurred claims by age:
Year One	15.00%
Year Two	39.00%
Year Three	16.00%
Year Four	10.00%
Year Five	4.00%
Year Six	3.00%
Year Seven	1.00%
Year Eight	1.00%
Year Nine	0.00%
Year Ten	0.00%
Specialty | 2013
Claims Development [Line Items]
Net incurred losses and loss expenses	$ 1,078,258	1,083,332	1,092,153	1,097,022	1,093,911	1,554,365	2,037,381	1,123,692	1,309,693	1,294,313
Net paid losses and loss expenses	1,088,500	1,084,739	1,084,313	1,073,830	1,054,997	1,020,695	978,623	897,503	764,230	$ 127,859
Total of IBNR plus expected development on reported claims	4,234
Specialty | 2014
Claims Development [Line Items]
Net incurred losses and loss expenses	1,048,041	1,061,269	1,062,904	1,072,766	1,074,852	1,080,911	1,090,936	1,177,056	1,207,581
Net paid losses and loss expenses	1,096,452	1,088,511	1,082,323	1,069,769	1,042,523	999,650	906,892	778,506	$ 172,138
Total of IBNR plus expected development on reported claims	6,077
Specialty | 2015
Claims Development [Line Items]
Net incurred losses and loss expenses	1,194,241	1,199,487	1,204,740	1,225,793	1,219,227	1,228,901	1,262,093	1,266,334
Net paid losses and loss expenses	1,029,209	1,015,713	1,000,833	972,776	930,711	825,421	644,259	$ 148,295
Total of IBNR plus expected development on reported claims	11,336
Specialty | 2016
Claims Development [Line Items]
Net incurred losses and loss expenses	1,105,388	1,109,426	1,105,311	1,112,512	1,104,411	1,121,847	1,116,947
Net paid losses and loss expenses	1,016,670	998,120	979,587	944,662	844,149	685,558	$ 160,133
Total of IBNR plus expected development on reported claims	23,876
Specialty | 2017
Claims Development [Line Items]
Net incurred losses and loss expenses	1,027,734	1,031,876	1,018,824	1,025,337	1,035,879	957,035
Net paid losses and loss expenses	955,727	920,488	884,597	752,717	569,108	$ 124,751
Total of IBNR plus expected development on reported claims	39,150
Specialty | 2018
Claims Development [Line Items]
Net incurred losses and loss expenses	1,322,599	1,290,546	1,274,097	1,248,077	1,023,033
Net paid losses and loss expenses	1,063,775	1,000,737	859,087	580,744	$ 130,892
Total of IBNR plus expected development on reported claims	118,690
Specialty | 2019
Claims Development [Line Items]
Net incurred losses and loss expenses	1,537,828	1,517,932	1,510,893	1,228,228
Net paid losses and loss expenses	1,174,225	986,573	737,406	$ 283,773
Total of IBNR plus expected development on reported claims	116,368
Specialty | 2020
Claims Development [Line Items]
Net incurred losses and loss expenses	1,342,435	1,399,776	1,589,390
Net paid losses and loss expenses	818,620	585,264	$ 252,676
Total of IBNR plus expected development on reported claims	217,085
Specialty | 2021
Claims Development [Line Items]
Net incurred losses and loss expenses	943,521	946,728
Net paid losses and loss expenses	370,751	$ 171,304
Total of IBNR plus expected development on reported claims	457,241
Specialty | Short-Duration Insurance Contract, Accident Year 2022
Claims Development [Line Items]
Net incurred losses and loss expenses	970,793
Net paid losses and loss expenses	170,062
Total of IBNR plus expected development on reported claims	$ 518,653